UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20546

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OF QUARTER ENDED: March 31, 2000

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER:
THIS AMENDEMENT (CHECK ONLY ONE.). [ ] IS A RESTATMENT.
[ ] adds new entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:			RABORN & CO., INC.
ADDRESS:		777 EAST ATLANTIC AVE.
			SUITE 301
			DELRAY BEACH, FL   33483

13F FILE NUMBER:

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE
PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON
SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL
INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL RQUIRED ITEMS, STATEMENT,
SCHEDULES, LISTS AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:			DOUGLAS K. RABORN
TITLE:		CEO, PORTFOLIO MANAGER
PHONE:		561-278-5555
SIGNATURE, PLACE, AND DATE OF SIGNING:

DOUGLAS K. RABORN 	DELRAY BEACH, FL 	March 31, 2000
REPORT TYPE (CHECK ONLY ONE.):

[X]  13F HOLDING REPORT.

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT.

LIST OF OTHER MANAGAER REPORTING FOR THIS MANAGER:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGER:	0
FORM 13F INFORMATION TABLE ENTRY TOTAL:
FORM 13F INFORMATION TABLE VALUE TOTAL:

LIST OF OTHERS INCLUDED MANAGERS:
NO.  13 F FILE NUMBER NAME

RABORN & CO., INC.
FORM 13F
March 31,2000
                                      									VOTING AUTHORITY
									                                          	NONE
ABBOTT LAB	       COM	002824100 457  13000 SH   SOLE	 13000
ANSWERTHINK    	  COM	036916104	671 27478 sh   SOLE 27478
BANC ONE       	  COM	06423a103 255  7402  SH   SOLE  7402
Bemis Comp        COM 081437105 218  5920  SH   SOLE  5920
Best Buy          COM 086516101 3442 40025 SH   SOLE  40025
CHEVRON CORP	     COM	166751107 274 	2960  SH   SOLE 2960
CITIGROUP INC	    COM	172967101 7215 120507 SH  SOLE		120507
COCA-COLA         COM	191216100 239 	5100  SH   SOLE 5100
Colgate Palmolive COM 194162103 225  4000 SH    SOLE  4000
Countrywide CreditCOM 222372104 4679 171700 SH  SOLE  171700
EMERSON ELECT	    COM	291011104	397 	7472  SH   SOLE		7472
EXXON	 Moblie    	COM 30231g102 947  12156 SH   SOLE  12156
GTE               COM 362320103 324 4510 SH     SOLE 4510
GENERAL ELEC	     COM	369604103	1718 11037 SH   SOLE		11037
Geotek Comm       COM 373654102    0 10000 SH   SOLE 10000
Global Cap PTR    COM 37931J104  3146 384275 SH SOLE 384275
HoneyWell         COM 438516106 3653  69325 SH  SOLE 69325
IBM		             COM	459200101	330 	2800 SH    SOLE		2800
INTEL             COM 458140108 205 1550 SH   SOLE 1550
JW GENESIS        COM 482227105 4150 269931 SH   SOLE 269931
MARSHALL&ISLEY    COM	571834100	212	3663  SH   SOLE		3663
Microsoft         COM 594918104 308  2895 SH   SOLE 2895
PROCTOR&GAMBLE    COM	742718109 253  	4480  SH   SOLE		4480
QUARKER OATS     	COM	747402105	210    3456  SH   SOLE		3456
Ryder System      COM 783549108 3911  172400 SH  SOLE 172400
Safeway           COM 786514208 3109  68700 SH   SOLE 68700
SALTON	          	COM	795757103	15035 346625 SH  SOLE	346625
SHARPER IMAGE     COM 820013100 4071  332300 SH  SOLE 332300
SOURCE INFO      	COM	836151209	12054 688784 SH  SOLE	 688784
Titan Corp        COM 888266103 3919 76845 SH   SOLE 76845
TOLL BROTHERS     COM 889478103 3025 151250 SH  SOLE 151250
Tyco Inter        COM 902124106 4939  98539 SH   SOLE 98539
WALGREENS        	COM	931422109	438 17000 SH   SOL		17000